Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - (Level 3) - Recurring fair value measurement - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	£ 893	£ 903
Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	3
Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(993)	(1,171)
Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	(3)
Corporate debt | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	22	16
Corporate debt | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Corporate debt | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(16)	(14)
Corporate debt | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Non-asset backed loans | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	202	190
Non-asset backed loans | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	3
Non-asset backed loans | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(310)	(409)
Non-asset backed loans | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	(3)
Equity cash products | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	130	158
Equity cash products | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Equity cash products | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(119)	(141)
Equity cash products | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Private equity investments | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	223	199
Private equity investments | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Private equity investments | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(198)	(227)
Private equity investments | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Other | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	18	21
Other | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Other | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(18)	(21)
Other | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Interest rate derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	52	82
Interest rate derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Interest rate derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(83)	(123)
Interest rate derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Foreign exchange derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	6	6
Foreign exchange derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Foreign exchange derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(10)	(11)
Foreign exchange derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Credit derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	53	55
Credit derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Credit derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(44)	(44)
Credit derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Equity derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	185	174
Equity derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Equity derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(193)	(179)
Equity derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Commodity derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	2	2
Commodity derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Commodity derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(2)	(2)
Commodity derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	£ 0	£ 0